LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Parenthetical) (Detail) - Mall [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Long term Prepayments Deposits And Other Assets [Line Items]
Provision For Other Credit Losses	$ 903
Other Credit Loss Write Offs	$ 903